Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the Euro MTF Market (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about borrowings [line items]
Outstanding	₨ 396,301.9	$ 6,080,600,000			₨ 342,278.1
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding | ₨	₨ 328,231.3				274,764.9
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.625% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2013
Currency	USD
Initial Principal amounts | $		500,000,000
Outstanding Principal amounts | $		$ 500,000,000
Outstanding | ₨	₨ 32,485.2				32,096.3
Interest rate	5.625%	5.625%	5.625%	5.625%
Redeemable on	February 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 3.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	February 2015
Currency	GBP
Initial Principal amounts | £			£ 400,000,000
Outstanding Principal amounts | £			£ 400,000,000
Outstanding | ₨	₨ 36,664.8				32,108.4
Interest rate	3.875%	3.875%	3.875%	3.875%
Redeemable on	March 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.000% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2014
Currency	GBP
Initial Principal amounts | £			£ 400,000,000
Outstanding Principal amounts | £			£ 400,000,000
Outstanding | ₨	₨ 36,598.4				32,027.6
Interest rate	5.00%	5.00%	5.00%	5.00%
Redeemable on	February 2022
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 3.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	March 2015
Currency	USD
Initial Principal amounts | $		$ 500,000,000
Outstanding Principal amounts | $		$ 500,000,000
Outstanding | ₨	₨ 32,713.6				32,298.6
Interest rate	3.50%	3.50%	3.50%	3.50%
Redeemable on	March 2020
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.125% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	December 2013
Currency	USD
Initial Principal amounts | $		$ 700,000,000
Outstanding Principal amounts | $		$ 700,000,000
Outstanding | ₨	₨ 45,844.7				45,185.2
Interest rate	4.125%	4.125%	4.125%	4.125%
Redeemable on	December 2018
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.250% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2014
Currency	USD
Initial Principal amounts | $		$ 500,000,000
Outstanding Principal amounts | $		$ 500,000,000
Outstanding | ₨	₨ 32,738.4				32,314.8
Interest rate	4.25%	4.25%	4.25%	4.25%
Redeemable on	November 2019
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 2.75% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2017
Currency	GBP
Initial Principal amounts | £			£ 300,000,000
Outstanding Principal amounts | £			£ 300,000,000
Outstanding | ₨	₨ 27,504.6				24,065.2
Interest rate	2.75%	2.75%	2.75%	2.75%
Redeemable on	January 2021
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 2.2% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2017
Currency	EUR
Initial Principal amounts | €				€ 650,000,000
Outstanding Principal amounts | €				€ 650,000,000
Outstanding | ₨	₨ 52,112.4				₨ 44,668.8
Interest rate	2.20%	2.20%	2.20%	2.20%
Redeemable on	January 2024
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | Four point five zero zero senior notes [member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2017
Currency	USD
Initial Principal amounts | $		$ 500,000,000
Outstanding Principal amounts | $		$ 500,000,000
Outstanding | ₨	₨ 31,569.2
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	March 2027